Shareholder's Equity (Details)	Sep. 30, 2020 Vote $ / shares shares	Dec. 31, 2019 Vote $ / shares shares	Dec. 31, 2018 $ / shares shares
Common Stock, Shares Authorized	300,000,000	300,000,000	274,000,000
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.00001	$ 0.00001	$ 0.00001
Common Stock, Shares, Issued	52,847,343	51,775,096	48,137,116
Common Stock, Shares, Outstanding	52,847,343	51,775,096	48,137,116
Social Capital Hedosophia Holdings Corp. II
Preferred Stock, Shares Authorized	5,000,000	5,000,000
Preferred Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001	$ 0.0001
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common Stock, Shares, Issued		1
Ordinary shares subject to possible redemption (in shares)	38,964,589	0
Social Capital Hedosophia Holdings Corp. II | Common Class A
Common Stock, Shares Authorized	500,000,000	500,000,000
Voting rights of common stock per share | Vote	1	1
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001	$ 0.0001
Common Stock, Shares, Issued	2,435,411	0
Common Stock, Shares, Outstanding	2,435,411	0
Ordinary shares subject to possible redemption (in shares)	38,964,589	0
Social Capital Hedosophia Holdings Corp. II | Common Class B
Common Stock, Shares Authorized	50,000,000	50,000,000
Voting rights of common stock per share | Vote	1	1
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001	$ 0.0001
Common Stock, Shares, Issued	10,350,000	1
Common Stock, Shares, Outstanding	10,350,000	1